CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class A ordinary shares USD ($) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficits CNY (¥)	Accumulated deficits USD ($)	Total Company's ordinary shareholders' equity CNY (¥)	Total Company's ordinary shareholders' equity USD ($)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2020	¥ 20		¥ 2		¥ 14,744,569		¥ 364,054		¥ 603		¥ (12,452,882)		¥ 2,656,366		¥ 68,518		¥ 2,724,884
Beginning balance (in shares) at Dec. 31, 2020 | shares	1,880,396,244	1,880,396,244	144,778,552	144,778,552
Net income											578,545		578,545		108		578,653
Foreign currency translation difference							102,802						102,802				102,802
Issuance of Class A ordinary shares	¥ 1				(1)
Issuance of Class A ordinary shares (in shares) | shares	70,061,136	70,061,136
Appropriation to statutory reserves									2,014		(2,014)
Share based compensation					302,734								302,734				302,734
Purchase of non-controlling interest in a subsidiary					(9,310)								(9,310)		¥ (68,626)		(77,936)
Ending balance at Dec. 31, 2021	¥ 21		¥ 2		15,037,992		466,856		2,617		(11,876,351)		3,631,137				3,631,137
Ending balance (in shares) at Dec. 31, 2021 | shares	1,950,457,380	1,950,457,380	144,778,552	144,778,552
Net income											488,246		488,246				488,246
Foreign currency translation difference							(69,552)						(69,552)				(69,552)
Issuance of Class A ordinary shares	¥ 1				(1)
Issuance of Class A ordinary shares (in shares) | shares	53,123,768	53,123,768
Appropriation to statutory reserves									33,040		(33,040)
Share based compensation					398,008								398,008				398,008
Convertible senior notes restructuring	¥ 1				601,407								601,408				601,408
Convertible senior notes restructuring (in shares) | shares	76,220,808	76,220,808														76,220,808
Ending balance at Dec. 31, 2022	¥ 23		¥ 2		16,037,406		397,304		35,657		(11,421,145)		5,049,247				5,049,247
Ending balance (in shares) at Dec. 31, 2022 | shares	2,079,801,956	2,079,801,956	144,778,552	144,778,552
Net income											2,847,933		2,847,933				2,847,933	$ 401,123
Foreign currency translation difference							(360)						(360)				(360)
Issuance of Class A ordinary shares					79								79				79
Issuance of Class A ordinary shares (in shares) | shares	13,478,384	13,478,384
Appropriation to statutory reserves									132,547		(132,547)
Share based compensation					239,506								239,506				239,506
Ending balance at Dec. 31, 2023	¥ 23	$ 3	¥ 2	$ 0	¥ 16,276,991	$ 2,292,566	¥ 396,944	$ 55,908	¥ 168,204	$ 23,691	¥ (8,705,759)	$ (1,226,181)	¥ 8,136,405	$ 1,145,987			¥ 8,136,405	$ 1,145,987
Ending balance (in shares) at Dec. 31, 2023 | shares	2,093,280,340	2,093,280,340	144,778,552	144,778,552